Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Total lease costs	¥ 5,233	¥ 12,511	¥ 15,427
Short-term lease costs	¥ 1,699	¥ 809	¥ 1,936
Minimum
Leases
Lease term	2 months
Maximum
Leases
Lease term	15 years